Stockholders' Deficiency - Additional Information (Detail) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended	6 Months Ended	1 Months Ended								0 Months Ended	1 Months Ended
	Oct. 07, 2014	Aug. 13, 2014	Nov. 27, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 04, 2013	Dec. 30, 2014	Nov. 17, 2014	Oct. 27, 2014	Oct. 23, 2014	Oct. 31, 2014	Mar. 12, 2014	Jan. 23, 2015	Sep. 24, 2014	Jul. 23, 2014	Jun. 16, 2014	Feb. 20, 2014	Jan. 01, 2015	Dec. 19, 2014	Apr. 15, 2013	May 08, 2014	Feb. 18, 2014
Stockholders Equity Note Disclosure [Line Items]
Stock issued (in shares)		550,000
Sales of common stock and warrants for cash				$ 801,000	$ 545,000	$ 2,605,000	$ 905,000
Warrants to purchase common stock						2,330,693	403,590
Warrants aggregate grant date fair value						389,608	224,313
Weighted average estimated fair value of stock warrants granted, per share				$ 0.40	$ 0.23
Stock-based compensation expense				76,647	14,071
Share granted vested								490,000						831,669
Weighted average estimated fair value of stock options granted						$ 0.27	$ 0.26
Stock-based compensation, stock option granted				600,000		10,575,000	1,145,000
Stock-based compensation, stock options granted, exercise price				$ 0.46		$ 0.41	$ 0.68
Common stock, Authorized				200,000,000		200,000,000	200,000,000													200,000,000	20,000,000	100,000,000
Common stock, par value				$ 0.001		$ 0.001	$ 0.001
Preferred stock, Authorized				5,000,000		5,000,000	5,000,000													5,000,000	1,000,000
Preferred stock, par value				$ 0.01		$ 0.01	$ 0.01
Proceeds from Warrant Exercises				0	80,000	113,000	505,809
Warrant modification charge				5,900		50,035	214,912
Warrant redemption terms			The terms of the newly issued warrant permit the Company to redeem the new warrant for a total of $1.00 if the common stock of the Company trades above $1.25 for five consecutive trading days.
Received non-interest bearing advances from officer				84,015		60,055
Repayments Short Term Advances				135,030		60,055
Debt Instrument, Face Amount		4,000,000				7,500
Stock Issued During Period, Value, Issued for Services	48,388
Bermuda Lender | Research and Development Arrangement [Member]
Stockholders Equity Note Disclosure [Line Items]
Debt Instrument Prepayments of Debt						266,297
Debt Instrument, Face Amount																							177,237
Subsequent Event [Member]
Stockholders Equity Note Disclosure [Line Items]
Common stock, Authorized																				200,000,000
Preferred stock, Authorized																				5,000,000
Debt Instrument, Face Amount						50,000
Warrant Exercise And Reload Program [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrants exercise price			0.30
Exercise price of redeemable warrant to be issued			0.75
Warrants excluded from computation of weighted average price of warrants granted						376,667
Exercise Price Dollor One Point Five Zero
Stockholders Equity Note Disclosure [Line Items]
Warrants excluded from computation of weighted average price of warrants granted				700,000		700,000
Share based compensation shares authorized under stock option plans exercise price				$ 1.50		$ 1.50
Exercise Price Dollor One Point Five Zero | Warrant Exercise And Reload Program [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrants excluded from computation of weighted average price of warrants granted							1,686,029
Exercise Price Dollor Zero Point Three Zero
Stockholders Equity Note Disclosure [Line Items]
Warrants excluded from computation of weighted average price of warrants granted						376,667	1,686,029
Legal Counsel
Stockholders Equity Note Disclosure [Line Items]
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued								50,000	150,000
Grant date fair value								12,500	33,000
Treasury Stock [Member]
Stockholders Equity Note Disclosure [Line Items]
Proceeds from Warrant Exercises						0	0
Warrant modification charge				0		0	0
First Anniversary Of Grant Date
Stockholders Equity Note Disclosure [Line Items]
Share granted vested								490,000							75,000
Second Anniversary of Grant Date
Stockholders Equity Note Disclosure [Line Items]
Share granted vested														1,589,331	12,500
Third Anniversary Of Grant Date
Stockholders Equity Note Disclosure [Line Items]
Share granted vested															12,500
Employee
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation, stock option granted										100,000
Stock-based compensation, stock options granted, exercise price										$ 0.33
Stock-based compensation, stock options granted, grant date fair value										31,600
Advisor
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation, stock option granted											250,000
Stock-based compensation, stock options granted, exercise price											$ 0.34
Stock-based compensation, stock options granted, grant date fair value											78,500
Employees and Directors
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation, stock option granted						36,786						5,950,000		2,415,000
Stock-based compensation, stock options granted, exercise price												$ 0.33
Stock-based compensation, stock options granted, grant date fair value												1,710,400
Stock Issued During Period, Value, Issued for Services													5,000
Employees, Directors and an Advisor
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation, stock option granted								980,000							100,000
Stock-based compensation, stock options granted, exercise price								$ 0.60							$ 0.47
Consultant
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation, stock option granted																75,000		60,000	500,000
Stock-based compensation, stock options granted, exercise price																$ 0.33		$ 0.39	$ 0.32
Stock-based compensation, stock options granted, grant date fair value																20,100		18,600
Stock Issued During Period, Shares, Issued for Services				312,795													30,000
Stock Issued During Period, Value, Issued for Services				85,128		33,000
Warrants
Stockholders Equity Note Disclosure [Line Items]
Weighted average estimated fair value of stock warrants granted, per share				$ 0.16	$ 0.22	$ 0.17	$ 0.36
Stock-based compensation expense				0	53,726
Warrants | Warrant Exercise And Reload Program [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrants exercise price						$ 0.30	$ 0.30
Stock Options
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation expense				294,520	305,702	874,193	647,815
Unrecognized stock-based compensation expense						2,328,885
Employee Service Share-Based Compensation, Nonvested Awards, Total Compensation Cost Not Yet Recognized, Period For Recognition				2 years 4 months 24 days		2 years 7 months 6 days
Non Employee Stock Options
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation expense				331,341
Consultant Awards | Warrants
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation expense						185,266	26,777
Consultant Awards | Non Employee Stock Options
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation expense						448,189
Employee Awards
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation, stock options granted, grant date fair value								199,921						566,483	39,200
Equity Participation Plan 2010
Stockholders Equity Note Disclosure [Line Items]
Common stock, Authorized												20,000,000									100,000,000
Common Stock
Stockholders Equity Note Disclosure [Line Items]
Stock issued (in shares)				2,703,333		8,671,983	840,589
Sales of common stock and warrants for cash				801,000
Warrants to purchase common stock				850,833
Warrants aggregate grant date fair value				138,383
Minimum
Stockholders Equity Note Disclosure [Line Items]
Shares issued, per share						$ 0.25	$ 0.85
Warrants exercise price						$ 0.30	$ 1.50
Estimated Forfeitures Related To Option Grants Annual Rate						0.00%	0.00%
Minimum | Employees and Directors
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation, stock options granted, exercise price														0.53
Minimum | Equity Participation Plan 2010
Stockholders Equity Note Disclosure [Line Items]
Common stock, Authorized																								6,000,000
Minimum | Common Stock
Stockholders Equity Note Disclosure [Line Items]
Shares issued, per share				$ 0.25
Warrants exercise price				$ 0.40
Estimated Forfeitures Related To Option Grants Annual Rate				0.00%	0.00%
Maximum
Stockholders Equity Note Disclosure [Line Items]
Shares issued, per share						$ 0.45	$ 1.50
Warrants exercise price						$ 0.75	$ 4.00
Estimated Forfeitures Related To Option Grants Annual Rate						5.00%	5.00%
Maximum | Employees and Directors
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation, stock options granted, exercise price														0.65
Maximum | Equity Participation Plan 2010
Stockholders Equity Note Disclosure [Line Items]
Common stock, Authorized																								12,000,000
Maximum | Common Stock
Stockholders Equity Note Disclosure [Line Items]
Shares issued, per share				$ 0.30
Warrants exercise price				$ 0.75
Estimated Forfeitures Related To Option Grants Annual Rate				5.00%	5.00%
Professional Services
Stockholders Equity Note Disclosure [Line Items]
Stock Issued During Period, Shares, Issued for Services				18,847
Stock Issued During Period, Value, Issued for Services				$ 8,481